INCOME (EXPENSES) COMMISSIONS AND FEES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Income or Expenses Commissions And Fees [Abstract]
Disclosure of detailed information about Fees and commissions [Text Block]
Below is a detail of the expenses for commissions and fees for the years ended as of December 31, 2017, 2016 and 2015:

Income from commissions and fees	December 31, 2017		December 31, 2016		December 31, 2015
Commissions on banking services	Ps.	2,567,704	Ps.	2,436,692	Ps.	1,751,527
Fees on credit cards		1,112,319		1,034,763		1,223,189
Pension and severance fund management		926,771		824,089		787,692
Trust activities		311,837		275,719		233,892
Storage services		169,815		186,068		167,323
Commissions on drafts, checks and checkbooks		60,768		67,832		71,294
Office network services		42,639		43,508		39,709
Other commissions		10,272		10,516		9,607
Total	Ps.	5,202,125	Ps.	4,879,187	Ps.	4,284,233

Commissions and Fees Expenses	December 31, 2017		December 31, 2016		December 31, 2015
Banking Services	Ps.	(332,811)	Ps.	(318,672)	Ps.	(288,303)
Sales and Services Commissions		(119,987)		(99,659)		(90,202)
Affiliations to Pension Funds		(74,531)		(68,454)		(67,854)
Offices Network Services		(29,874)		(33,404)		(34,437)
Information Processing Services of Operators		(23,039)		(20,963)		(18,273)
Collection Service of Contributions to Financial Entities		(5,618)		(6,084)		(4,962)
Fiduciary Businesses		(41)		(256)		(238)
Banks Guarantees		(88)		(87)		(131)
Credit Cards		(2)		(14)		(110)
Other		(37,123)		(71,935)		(117,436)
Total	Ps.	(623,114)	Ps.	(619,528)	Ps.	(621,946)
Net commission and fee income		4,579,011		4,259,659		3,662,287